UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, DC 20549


                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                          INVESTMENT COMPANY


            REGISTRATION NO. 811-22750

               USFS Funds Trust
               P.O. Box 219009
               Kansas City, MO 64121-2009


               Pennant Management, Inc.
               11270 West Park Place, Suite 1025
               Milwaukee, Wisconsin 53224
               (877) 299-8737


          Date of fiscal year end: December 31

          Date of reporting period: July 1, 2014 through October 27, 2014



Item 1: Proxy Voting Record -


Fund Name : USFS Funds Limited Duration Government Fund

The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Fund Name : USFS Funds Tactical Asset Allocation Fund


The fund did not vote proxies relating to portfolio securities during the period covered by this report.


      SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


USFS Funds Trust


By:  /s/ Mark A. Elste
     Mark A. Elste
     President and Chief Executive Officer

Date:  November 21, 2014